Earnings Per Share	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic EPS are computed using the weighted average number of common shares outstanding during the period. Diluted EPS reflect the incremental shares issuable upon the assumed exercise of stock options and equity awards. The following table reflects the calculation of basic and diluted EPS:

	Fiscal Years Ended
(in millions, except per-share amounts)	March 31, 2018	March 31, 2017	April 1, 2016

Net income (loss) attributable to DXC common shareholders:
From continuing operations	$1,515	$(123)	$71
From discontinued operations	236	—	180
	$1,751	$(123)	$251
Common share information:
Weighted average common shares outstanding for basic EPS	284.93	140.39	138.28
Dilutive effect of stock options and equity awards	4.84	—	3.05
Weighted average common shares outstanding for diluted EPS	289.77	140.39	141.33

EPS:
Basic
Continuing operations	$5.32	$(0.88)	$0.51
Discontinued operations	0.83	—	1.31
Total	$6.15	$(0.88)	$1.82

Diluted
Continuing operations	$5.23	$(0.88)	$0.50
Discontinued operations	0.81	—	1.28
Total	$6.04	$(0.88)	$1.78

Certain share based equity awards were excluded from the computation of dilutive EPS because inclusion of these awards would have had an anti-dilutive effect. The number of awards excluded were as follows:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
Stock Options	—	3,317,041	2,064,951
RSUs	54,637	845,315	201,581
PSUs	96,029	1,540,152	—